Other Payables - Summary of Other Payables (Detail) - KRW (₩) ₩ in Millions	Dec. 31, 2017	Dec. 31, 2016
Current
Accounts payable	₩ 800,374	₩ 854,623
Accrued expenses	653,923	665,295
Dividend payable	7,213	7,770
Finance lease liabilities	17,763	24,523
Withholdings	274,188	299,448
Other payables, current	1,753,461	1,851,659
Non-current
Accounts payable	4,632	6,823
Accrued expenses	14,234	41,082
Finance lease liabilities	75,255	89,886
Long-term withholdings	53,629	70,768
Other payables, non-current	₩ 147,750	₩ 208,559